Other financial liabilities (Narrative) (Details) $ in Thousands		12 Months Ended
	May 07, 2020 USD ($) Ounce $ / OZ	Dec. 31, 2020 USD ($)
Disclosure of financial liabilities [abstract]
Proceeds from gold prepayment	$ 115,005	$ 115,005
Gold ounces sold | Ounce	79,954
Gold forward curve average price per ounce | $ / OZ	1,682
Gains (losses) on financial liabilities at fair value through profit or loss		$ (22,026)